Note 14 - Related Party Transactions (Details Textual) - USD ($)		12 Months Ended
	Feb. 26, 2004	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Amount charged for contributions to a joint venture		$ 73,524,000	$ 63,712,000
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Equity method investment, summarized financial information, assets, current			$ 44
Amount charged for contributions to a joint venture		106,035,000
Interest earned from advance to joint venture		$ 1,883,000
Minera Juanicipio, S.A. de C.V. [member] | Libor rate [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis		2.00%
Juanicipio Entities [member]
Statement Line Items [Line Items]
Percentage of ownership of common shares		10.00%
Shareholder loans [member]
Statement Line Items [Line Items]
Amount charged for contributions to a joint venture		$ 240,998,000
Fresnillo PLC [member] | Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture			56.00%
Cascabel and IMDEX [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions		$ 22,000	$ 78,000
Cascabel [member] | Cinco de Mayo property [member]
Statement Line Items [Line Items]
Net Smelter Returns Royalty Percentage	2.50%
Percentage interest in acquisition of mineral property	100.00%